Consolidated Statement of Cash Flows - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Consolidated Statement of Cash Flows
Cash flow from operations (a)		$ 9,277	$ 2,111	$ 17,950	$ 4,116
Interest on loans and borrowings paid		(138)	(168)	(426)	(412)
Cash received (paid) on settlement of Derivatives, net		60	(114)	(139)	159
Interest on participative stockholders' debentures paid		(193)	(95)	(193)	(95)
Income taxes (including settlement program)		(1,280)	(398)	(2,444)	(747)
Net cash provided by operating activities		7,726	1,336	14,748	3,021
Cash flow from investing activities:
Capital expenditures		(1,139)	(967)	(2,148)	(2,091)
Additions to investments				(42)	(75)
Acquisition of subsidiary, net of cash		(2,345)		(2,345)
Cash paid on the disposal of VNC (note 12)				(555)
Dividends received from associates and joint ventures		43	77	43	77
Short-term investment (LFTs)		543	449	(173)	630
Investment fund applications			(96)		(96)
Others investments activities, net		(189)	(133)	(213)	(186)
Net cash provided by (used in) investing activities		(3,087)	(670)	(5,433)	(1,741)
Cash flow from financing activities:
Loans and borrowings from third-parties		10		300	5,000
Payments of loans and borrowings from third-parties		(179)	(116)	(1,412)	(491)
Payments of leasing		(49)	(49)	(104)	(99)
Dividends and interest on capital paid to stockholders		(2,208)		(6,092)
Dividends and interest on capital paid to noncontrolling interest		(3)	(5)	(6)	(8)
Share buyback program		(2,004)		(2,004)
Net cash used in financing activities		(4,433)	(170)	(9,318)	4,402
Increase in cash and cash equivalents		206	496	(3)	5,682
Cash and cash equivalents in the beginning of the year		12,883	11,788	13,487	7,350
Effect of exchange rate changes on cash and cash equivalents		560	(171)	165	(919)
Cash and cash equivalents at end of the year		13,649	12,113	13,649	12,113
Non-cash transactions:
Additions to property, plant and equipment - capitalized loans and borrowing costs		14	12	30	44
Cash flow from operating activities:
Income (loss) before income taxes		9,610	1,064	16,897	576
Adjusted for:
Provisions related to Brumadinho event			21		21
Equity results and other results in associates and joint ventures		454	535	470	701
Impairment and disposal of non-current assets		432	403	593	432
Depreciation, depletion and amortization		849	807	1,580	1,622
Financial results		(350)	485	(273)	2,770
Changes in assets and liabilities:
Accounts receivable		(1,105)	(922)	296	(301)
Inventories		(188)	(125)	(362)	(352)
Suppliers and contractors	[1]	291	108	35	(566)
Provision - Payroll, related charges and others remunerations		82	115	(207)	(93)
Payments related to Brumadinho event	[2]	(303)	(155)	(452)	(371)
Other assets and liabilities, net		(495)	(225)	(627)	(323)
Cash flow from operations (a)		$ 9,277	$ 2,111	$ 17,950	$ 4,116

[1]	Includes variable lease payments.
[2]	In addition, the Company has incurred in expenses in the amount of US$185 and US$300 for the three and six-month periods ended June 30, 2021, respectively (US$109 and US$268 for the three and six-month periods ended June 30, 2020).